Note 10 - Long-Term Debt (Details) - Summary of Future Annual Loan Repayments for Long Term Debt (USD $)	Dec. 31, 2013
Summary of Future Annual Loan Repayments for Long Term Debt [Abstract]
2014	$ 12,862,000
2015	16,612,000
2016	12,170,000
2017	4,000,000
Total	$ 45,644,000